Vanguard Admiral Funds®

Supplement to the Statement of Additional Information Dated December 28, 2012

The transaction fees imposed on purchases and redemptions of ETF Creation Units of Vanguard S&P 500 Growth Index Fund, Vanguard S&P 500 Value Index Fund, Vanguard S&P Mid-Cap 400 Growth Index Fund, Vanguard S&P Mid-Cap 400 Value Index Fund, Vanguard S&P Small-Cap 600 Growth Index Fund, and Vanguard S&P Small-Cap 600 Value Index Fund have been modified as follows:

Vanguard ETF®	Old Transaction Fee	New Transaction Fee
S&P 500 Growth ETF	$750	$500
S&P 500 Value ETF	$750	$500
S&P Mid-Cap 400 Growth ETF	$750	$500
S&P Mid-Cap 400 Value ETF	$750	$500
S&P Small-Cap 600 Growth ETF	$1,000	$500
S&P Small-Cap 600 Value ETF	$1,000	$500

Statement of Additional Information Text Changes

The table on page B-49 under “Transaction Fee on Purchases of Creation Units” is replaced with the following:

Transaction Fee
Vanguard ETF	on Purchases
S&P 500 Growth ETF	$500
S&P 500 Value ETF	500
S&P Mid-Cap 400 ETF	500
S&P Mid-Cap 400 Growth ETF	500
S&P Mid-Cap 400 Value ETF	500
S&P Small-Cap 600 ETF	500
S&P Small-Cap 600 Growth ETF	500
S&P Small-Cap 600 Value ETF	500

© 2013 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 3340A 062013